PROPERTY AND EQUIPMENT (Details-Schedule of major classes of property and equipment) (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Furniture, fixtures and equipment		$ 1,606,451	$ 1,264,001
Less: Accumulated depreciation		(976,961)	(660,748)
Furniture, fixtures and equipment, Net	$ 579,689	$ 629,490	$ 603,253